Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Activity

Goodwill
Balance at December 31, 2018	$137,190
Addition from acquisition of Atlantic Capital branches	31,961
Relief of goodwill due to sale of TPO mortgage delivery channel	(100)
Balance at December 31, 2019	$169,051

Balance at December 31, 2019	$169,051
Addition from acquisition of Farmers National	6,319
Addition from acquisition of Franklin	67,191
Balance at December 31, 2020	$242,561

Schedule of Core Deposit and Other Intangibles	The composition of core deposit and other intangibles as of December 31, 2020 and December 31, 2019 is as follows:

	Core deposit and other intangibles
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
December 31, 2020
Core deposit intangible	$59,835	$(38,807)	$21,028
Customer base trust intangible	1,600	(547)	1,053
Manufactured housing servicing intangible	1,088	(743)	345
Total core deposit and other intangibles	$62,523	$(40,097)	$22,426

December 31, 2019
Core deposit intangible	$49,675	$(33,861)	$15,814
Customer base trust intangible	1,600	(387)	1,213
Manufactured housing servicing intangible	1,088	(526)	562
Total core deposit and other intangibles	$52,363	$(34,774)	$17,589

Schedule of Estimated Aggregate Amortization Expense of Core Deposit and Other Intangibles	The estimated aggregate future amortization expense of core deposit and other intangibles is as follows:

2021	$5,477
2022	4,586
2023	3,658
2024	2,946
2025	2,306
Thereafter	3,453
$22,426